UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.®

(Address of principal executive offices):	100 Fillmore St. Suite 325 Denver, CO 80206

(Name and address of agent for service):	David J. Corkins 100 Fillmore St. Suite 325 Denver, CO 80206

Registrant’s telephone number:	303-398-2929

Date of fiscal year end:	June 30, 2018

Date of reporting period:	September 30, 2017

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)
	Shares	Value
Common Stocks - 92.7%
Consumer Discretionary - 18.3%
Diversified Consumer Services - 3.8%
Grand Canyon Education, Inc.[1]	220,032	$ 19,983,306
ServiceMaster Global Holdings, Inc.[1]	798,900	37,332,597
		57,315,903
Hotels, Restaurants & Leisure - 1.5%
Dunkin' Brands Group, Inc.	424,350	22,524,498
Household Durables - 0.5%
Helen of Troy Ltd.[1]	79,988	7,750,837
Leisure Products - 1.9%
Polaris Industries, Inc.[2]	278,273	29,115,704
Media - 0.8%
National CineMedia, Inc.	1,779,738	12,422,571
Specialty Retail - 4.3%
Dick's Sporting Goods, Inc.[2]	272,035	7,347,665
Monro Muffler Brake, Inc.[2]	361,593	20,267,288
Sally Beauty Holdings, Inc.[1]	1,938,376	37,953,402
		65,568,355
Textiles, Apparel & Luxury Goods - 5.5%
Carter's, Inc.	350,300	34,592,125
Lululemon Athletica, Inc.[1]	208,382	12,971,780
Under Armour, Inc.[1,2]	569,265	8,550,360
Wolverine World Wide, Inc.	946,615	27,309,843
		83,424,108
Total Consumer Discretionary		278,121,976
Consumer Staples - 0.7%
Food & Staples Retailing - 0.7%
Casey's General Stores, Inc.[2]	95,150	10,414,167
Total Consumer Staples		10,414,167
Energy - 0.7%
Energy Equipment & Services - 0.7%
RigNet, Inc.[1]	658,963	11,334,164
Total Energy		11,334,164
Financials - 5.9%
Capital Markets - 4.8%
Financial Engines, Inc.[2]	454,469	15,792,798
LPL Financial Holdings, Inc.	796,830	41,092,523
WisdomTree Investments, Inc.[2]	1,555,164	15,831,569
		72,716,890
Commercial Banks - 1.1%
Bank of the Ozarks, Inc.	341,910	16,428,776
Total Financials		89,145,666
	Shares	Value
Health Care - 19.0%
Biotechnology - 5.7%
Alnylam Pharmaceuticals, Inc.[1,2]	107,800	$ 12,665,422
Atara Biotherapeutics, Inc. [1,2]	514,280	8,511,334
Bluebird Bio, Inc.[1,2]	83,618	11,484,932
DBV Technologies SA ADR (France)[1]	186,154	7,900,376
Dyax Corp. CVR[1]	316,946	351,810
Exact Sciences Corp.[1,2]	369,898	17,429,594
Immunomedics, Inc.[1,2]	523,638	7,320,459
Juno Therapeutics, Inc. [1,2]	260,082	11,667,278
Neurocrine Biosciences, Inc.[1]	166,884	10,226,652
		87,557,857
Health Care Equipment & Supplies - 6.0%
ABIOMED, Inc.[1]	51,348	8,657,273
Cooper Cos., Inc. (The)	60,267	14,289,908
DexCom, Inc.[1,2]	215,300	10,533,553
Endologix, Inc.[1,2]	1,700,319	7,583,423
Insulet Corp.[1,2]	122,647	6,755,397
Nevro Corp. [1,2]	144,538	13,135,613
STERIS Plc (United Kingdom)	347,600	30,727,840
		91,683,007
Health Care Providers & Services - 1.6%
Healthequity, Inc.[1,2]	172,075	8,703,554
MEDNAX [1]	350,451	15,111,447
		23,815,001
Health Care Technology - 2.1%
athenahealth, Inc.[1]	94,877	11,798,904
Evolent Health, Inc. Class A1,2	553,261	9,848,046
Medidata Solutions, Inc.[1]	131,086	10,232,573
		31,879,523
Life Sciences Tools & Services - 1.3%
INC Research Holdings, Inc. Class A1	369,860	19,343,678
Pharmaceuticals - 2.3%
Catalent Inc. [1]	176,414	7,042,447
Moderna Therapeutics , Inc. Acquisition Date: 8/8/16, Cost $5,764,948[1,3,4]	656,600	5,764,948
Prestige Brands Holdings, Inc.[1]	225,876	11,314,129
Revance Therapeutics, Inc.[1,2]	397,805	10,959,527
		35,081,051
Total Health Care		289,360,117
Industrials - 28.0%
Aerospace & Defense - 1.5%
HEICO Corp. Class A	289,872	22,088,246
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	1	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares	Value
Air Freight & Logistics - 1.5%
Forward Air Corp.	401,827	$ 22,996,559
Building Products - 1.0%
ALLEGION Plc (Ireland)	185,051	16,001,360
Commercial Services & Supplies - 4.8%
Clean Harbors, Inc.[1]	523,429	29,678,424
Multi-Color Corp.	365,028	29,914,045
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	419,146	13,253,397
		72,845,866
Electrical Equipment - 2.5%
Sensata Technologies Holding N.V. (Netherlands)[1,2]	797,593	38,340,296
Machinery - 7.9%
John Bean Technologies Corp.	123,452	12,480,997
Kennametal, Inc.	530,684	21,407,793
Middleby Corp. (The)[1]	104,643	13,412,093
Proto Labs, Inc.[1,2]	274,785	22,065,235
Tennant Co.	296,649	19,638,164
Wabtec Corp.[2]	294,732	22,325,949
Woodward, Inc.	103,790	8,055,142
		119,385,373
Marine - 2.0%
Kirby Corp.[1,2]	465,372	30,691,283
Professional Services - 2.9%
Advisory Board Co. (The)[1]	150,356	8,062,840
TriNet Group, Inc.[1]	1,053,367	35,414,199
		43,477,039
Road & Rail - 2.2%
Heartland Express, Inc.	1,200,936	30,119,475
Roadrunner Transportation Systems, Inc.[1]	432,762	4,124,222
		34,243,697
Trading Companies & Distributors - 1.7%
MSC Industrial Direct Co., Inc. Class A	339,595	25,663,194
Total Industrials		425,732,913
Information Technology - 19.2%
Electronic Equipment & Instruments - 2.9%
CDW Corp.	349,926	23,095,116
Trimble Navigation Ltd.[1]	547,515	21,489,964
		44,585,080
Internet Software & Services - 5.1%
2U, Inc.[1,2]	333,650	18,697,746
ChannelAdvisor Corp.[1]	767,720	8,828,780
Cimpress, N.V. (Netherlands)[1,2]	171,034	16,703,181
CoStar Group, Inc.[1]	26,645	7,147,521
New Relic, Inc. [1]	154,923	7,715,165
	Shares	Value
Shutterstock, Inc.[1,2]	526,025	$ 17,511,372
		76,603,765
IT Services - 2.0%
Euronet Worldwide, Inc.[1]	93,056	8,820,778
Gartner, Inc.[1]	86,108	10,712,696
MAXIMUS, Inc.	177,267	11,433,722
		30,967,196
Software - 7.7%
Barracuda Networks, Inc.[1]	482,725	11,696,427
Cadence Design Systems, Inc.[1]	698,717	27,578,360
Callidus Software, Inc.[1]	582,688	14,363,259
CyberArk Software Ltd.[1]	219,140	8,984,740
Descartes Systems Group, Inc. (The) (Canada)[1]	511,211	13,981,621
RealPage, Inc.[1]	277,820	11,085,018
SS&C Technologies Holdings, Inc.	730,799	29,341,580
		117,031,005
Technology Hardware, Storage & Peripherals - 1.5%
3D Systems[1,2]	590,029	7,900,488
Stratasys Ltd.[1,2]	620,899	14,355,185
		22,255,673
Total Information Technology		291,442,719
Real Estate - 0.9%
Equity Real Estate Investment Trusts (REITS) - 0.9%
National Storage Affiliates Trust	547,996	13,283,423
Total Real Estate		13,283,423
Total Common Stocks - 92.7% (Cost $1,106,745,645)		1,408,835,145
	Shares/ Principal Amount
Short-Term Investments - 11.6%5
Money Market Funds - 2.1%
BlackRock Liquidity Funds FedFund Portfolio, 0.93%	7,770,000	7,770,000
Federated Treasury Obligations Fund, 0.92%	3,613,000	3,613,000
Fidelity Money Market Funds, Government Portfolio,Institutional Class, 0.95%	4,301,000	4,301,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.93%	7,770,000	7,770,000

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	2	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares/ Principal Amount	Value
JPMorgan Money Market Funds, Government Portfolio, 0.90%	4,301,000	$ 4,301,000
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.90%	5,119,000	5,119,000
Total Money Market Funds		32,874,000
Repurchase Agreements - 9.5%
BNP Paribas S.A., dated 9/29/17, due 10/2/17, 1.04%, total to be received $2,182,491 (collateralized by various U.S. Treasury Obligations, 0.00% - 3.88%, 12/7/17 - 4/15/29, totaling $2,225,948)	$ 2,182,302	2,182,302
BNP Paribas S.A., dated 9/29/17, due 10/2/17, 1.06%, total to be received $18,308,875 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 11/1/18 - 8/20/67, totaling $18,673,403)	18,307,258	18,307,258
Daiwa Capital Markets America, Inc., dated 9/29/17, due 10/2/17, 1.07%, total to be received $41,167,657 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/12/17 - 12/1/51, totaling $41,987,267)	41,163,987	41,163,987
	Shares/ Principal Amount	Value
Nomura Securities International, Inc., dated 9/29/17, due 10/2/17, 1.08%, total to be received $41,167,692 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 11/15/17 - 8/20/67, totaling $41,987,269)	$41,163,987	$ 41,163,987
RBC Dominion Securities Inc., dated 9/29/17, due 10/2/17, 1.05%, total to be received $41,167,589 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.13% - 7.00%, 2/8/18 - 8/20/47, totaling $41,987,267)	41,163,987	41,163,987
Total Repurchase Agreements		143,981,521
Total Short-Term Investments - 11.6% (Cost $176,855,521)		176,855,521
Total Investments - 104.3% (Cost $1,283,601,166)		1,585,690,666
Liabilities in Excess of Other Assets - (4.3)%		(65,442,488)
Net Assets - 100.0%		$1,520,248,178

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	3	www.meridianfund.com

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities
[2]	All or portion of this security is on loan at September 30, 2017. Total value of such securities at period-end amounts to $228,595,935 and represents 15.04% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $5,764,948 and represents 0.38% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	4	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments
September 30, 2017 (Unaudited)
	Shares	Value
Common Stocks - 92.4%
Consumer Discretionary - 6.7%
Auto Components - 0.7%
Ford Motor Co.	250,000	$ 2,992,500
Superior Industries International, Inc.	70,000	1,165,500
		4,158,000
Diversified Consumer Services - 0.6%
Regis Corp.[1]	285,601	4,075,526
Hotels, Restaurants & Leisure - 0.9%
Las Vegas Sands Corp.	86,433	5,545,541
Leisure Products - 1.3%
Polaris Industries, Inc.[2]	77,000	8,056,510
Media - 2.4%
Lions Gate Entertainment Corp. Class A (Canada)[1,2]	170,000	5,686,500
Lions Gate Entertainment Corp. Class B (Canada)[1]	214,000	6,803,060
National CineMedia, Inc.	395,000	2,757,100
		15,246,660
Specialty Retail - 0.8%
Five Below, Inc.[1,2]	94,511	5,186,764
Total Consumer Discretionary		42,269,001
Consumer Staples - 4.2%
Beverages - 1.8%
Diageo Plc ADR (United Kingdom)	88,512	11,695,091
Food Products - 2.4%
Nomad Foods Ltd. (United Kingdom)[1,2]	1,024,000	14,919,680
Total Consumer Staples		26,614,771
Energy - 7.2%
Energy Equipment & Services - 0.5%
Helmerich & Payne, Inc. [2]	64,887	3,381,261
Oil, Gas & Consumable Fuels - 6.7%
California Resources Corp.[1,2]	731,271	7,649,095
EOG Resources, Inc.	189,826	18,363,767
TOTAL SA ADR (France)[2]	296,000	15,841,920
		41,854,782
Total Energy		45,236,043
Financials - 8.7%
Capital Markets - 1.2%
TPG Pace Energy Holdings Corp.[1,2]	261,850	2,660,396
TPG Pace Holdings Corp.[1]	143,954	1,482,726
	Shares	Value
WisdomTree Investments, Inc.[2]	315,000	$ 3,206,700
		7,349,822
Commercial Banks - 7.1%
Bank of Hawaii Corp.[2]	73,968	6,165,973
Citizens Financial Group, Inc.	251,409	9,520,859
U.S. Bancorp	352,000	18,863,680
Umpqua Holdings Corp.	506,000	9,872,060
		44,422,572
Consumer Finance - 0.4%
PRA Group Inc.[1,2]	97,000	2,779,050
Total Financials		54,551,444
Health Care - 12.0%
Biotechnology - 8.1%
Achillion Pharmaceuticals, Inc.[1,2]	925,000	4,153,250
Agios Pharmaceuticals, Inc.[1,2]	137,000	9,144,750
Celgene Corp.[1]	134,000	19,539,880
Juno Therapeutics, Inc. [1,2]	216,796	9,725,469
Neurocrine Biosciences, Inc.[1,2]	139,022	8,519,268
		51,082,617
Life Sciences Tools & Services - 2.1%
Accelerate Diagnostics, Inc. [1,2]	317,769	7,133,914
Pacific Biosciences of California, Inc.[1,2]	1,142,477	5,998,004
		13,131,918
Pharmaceuticals - 1.8%
Nektar Therapeutics [1]	458,997	11,015,928
Total Health Care		75,230,463
Industrials - 9.0%
Aerospace & Defense - 1.0%
KLX, Inc.[1]	117,000	6,192,810
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. N.V. (Nertherlands)[2]	459,000	7,711,200
Electrical Equipment - 1.7%
EnerSys, Inc.	158,000	10,928,860
Machinery - 2.7%
Xylem, Inc.	266,610	16,697,784
Road & Rail - 0.6%
Union Pacific Corp.	29,370	3,406,039
Trading Companies & Distributors - 1.8%
H&E Equipment Services, Inc.	391,100	11,420,120
Total Industrials		56,356,813
Information Technology - 27.0%
Communications Equipment - 1.5%
Nokia OYJ ADR (Finland)	1,600,000	9,568,000
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	5	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares	Value
Electronic Equipment & Instruments - 1.5%
Trimble Navigation Ltd.[1]	247,156	$ 9,700,873
Internet Software & Services - 1.9%
Benefitfocus, Inc.[1,2]	185,000	6,225,250
Nutanix, Inc. Class A1,2	245,000	5,485,550
		11,710,800
IT Services - 5.0%
Acxiom Corp.[1]	401,645	9,896,533
CACI International, Inc. Class A1	153,800	21,432,030
		31,328,563
Semiconductors - 5.2%
Ambarella, Inc.[1,2]	65,000	3,185,650
Mellanox Technologies Ltd. (Israel)[1]	75,000	3,536,250
Micron Technology, Inc.[1]	450,772	17,728,863
NVIDIA Corp.	47,742	8,534,837
		32,985,600
Software - 9.6%
FireEye, Inc.[1,2]	481,049	8,067,192
Microsoft Corp.	325,200	24,224,148
Silver Spring Networks, Inc.[1,2]	635,303	10,272,849
Verint Systems, Inc.[1]	417,000	17,451,450
		60,015,639
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	94,000	14,487,280
Total Information Technology		169,796,755
Materials - 10.2%
Chemicals - 1.8%
Agrium, Inc. (Canada)[2]	103,777	11,125,932
Construction Materials - 3.3%
Summit Materials Inc. Class A1	351,500	11,258,545
U.S. Concrete, Inc.[1,2]	127,200	9,705,360
		20,963,905
Containers & Packaging - 3.2%
Graphic Packaging Holding Co.	545,000	7,602,750
Owens-Illinois, Inc.[1]	492,200	12,383,752
		19,986,502
Metals & Mining - 1.9%
Newmont Mining Corp.	326,000	12,228,260
Total Materials		64,304,599
Real Estate - 5.2%
Equity Real Estate Investment Trusts (REITS) - 1.9%
Rayonier, Inc.	406,080	11,731,651
Real Estate Management & Development - 3.3%
Alexander & Baldwin, Inc.	446,677	20,694,546
Total Real Estate		32,426,197
	Shares	Value
Telecommunication Services - 1.5%
Diversified Telecommunications - 1.5%
Iridium Communications, Inc.[1,2]	935,515	$ 9,635,804
Total Telecommunication Services		9,635,804
Utilities - 0.7%
Water Utilities - 0.7%
AquaVenture Holdings Ltd.[1,2]	300,000	4,050,000
Total Utilities		4,050,000
Total Common Stocks - 92.4% (Cost $418,571,623)		580,471,890
	Number of Contracts
Put Option Purchased - 0.0%
PowerShares QQQ Trust Series 1 Expiring December 15, 2017 at $123.00 (Notional Amount $1,599,950)	110	3,190
Total Put Option Purchased - 0.0% (Cost $11,197)		3,190
	Shares/ Principal Amount
Short-Term Investments - 17.9%3
Money Market Funds - 3.5%
BlackRock Liquidity Funds FedFund Portfolio, 0.93%	5,030,000	5,030,000
Federated Treasury Obligations Fund, 0.92%	2,443,000	2,443,000
Fidelity Money Market Funds, Government Portfolio,Institutional Class, 0.95%	2,909,000	2,909,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.93%	5,078,000	5,078,000
JPMorgan Money Market Funds, Government Portfolio, 0.90%	2,909,000	2,909,000
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.90%	3,406,000	3,406,000
Total Money Market Funds		21,775,000

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	6	www.meridianfund.com

Meridian Contrarian Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 14.4%
Daiwa Capital Markets America, Inc., dated 9/29/17, due 10/2/17, 1.07%, total to be received $26,169,353 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/12/17 - 12/1/51, totaling $26,690,360)	$ 26,167,020	$ 26,167,020
HSBC Securities, Inc., dated 9/29/17, due 10/2/17, 1.05%, total to be received $12,278,662 (collateralized by various U.S. Government Sponsored Agency Obligations, 2.50% - 6.50%, 5/1/22 - 8/1/47, totaling $12,523,201)	12,277,588	12,277,588
Nomura Securities International, Inc., dated 9/29/17, due 10/2/17, 1.08%, total to be received $26,169,375 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 11/15/17 - 8/20/67, totaling $26,690,362)	26,167,020	26,167,020
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 9/29/17, due 10/2/17, 1.05%, total to be received $26,169,310 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.13% - 7.00%, 2/8/18 - 8/20/47, totaling $26,690,361)	$ 26,167,020	$ 26,167,020
Total Repurchase Agreements		90,778,648
Total Short-Term Investments - 17.9% (Cost $112,553,648)		112,553,648
Total Investments - 110.3% (Cost $531,136,468)		693,028,728
Liabilities in Excess of Other Assets - (10.3)%		(64,547,894)
Net Assets - 100.0%		$ 628,480,834

ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
[1]	Non-income producing securities
[2]	All or portion of this security is on loan at September 30, 2017. Total value of such securities at period-end amounts to $128,041,282 and represents 20.37% of net assets.
[3]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	7	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments
September 30, 2017 (Unaudited)
	Shares	Value
Common Stocks - 81.6%
Consumer Discretionary - 13.7%
Hotels, Restaurants & Leisure - 5.5%
Chipotle Mexican Grill, Inc.[1,2]	1,500	$ 461,745
Las Vegas Sands Corp.	25,760	1,652,762
Starbucks Corp.	14,172	761,178
		2,875,685
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.[1]	1,512	1,453,561
Media - 4.3%
Roku, Inc.[1]	67,421	1,789,353
Walt Disney Co. (The)[3]	4,724	465,645
		2,254,998
Specialty Retail - 1.1%
Best Buy Co., Inc.	10,000	569,600
Total Consumer Discretionary		7,153,844
Consumer Staples - 3.0%
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.[3]	4,724	776,106
Tobacco - 1.5%
Altria Group, Inc.	12,440	788,945
Total Consumer Staples		1,565,051
Energy - 5.2%
Oil, Gas & Consumable Fuels - 5.2%
California Resources Corp.[1,2]	94,383	987,246
Cheniere Energy, Inc.[1]	28,344	1,276,614
EOG Resources, Inc.	4,726	457,193
Total Energy		2,721,053
Financials - 7.3%
Capital Markets - 1.1%
Intercontinental Exchange, Inc.	8,437	579,622
Commercial Banks - 6.2%
Citigroup, Inc.	14,267	1,037,781
JPMorgan Chase & Co.	9,570	914,031
U.S. Bancorp	23,232	1,245,003
		3,196,815
Total Financials		3,776,437
Health Care - 17.1%
Biotechnology - 16.1%
Alnylam Pharmaceuticals, Inc.[1,2]	20,000	2,349,800
Celgene Corp.[1]	10,820	1,577,772
Exact Sciences Corp.[1,2]	33,295	1,568,860
Juno Therapeutics, Inc. [1,2]	25,000	1,121,500
Vertex Pharmaceuticals, Inc. [1]	11,810	1,795,593
		8,413,525
	Shares	Value
Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. [1,2]	22,724	$ 510,154
Total Health Care		8,923,679
Industrials - 1.9%
Air Freight & Logistics - 1.9%
United Parcel Service, Inc. Class B	8,000	960,720
Total Industrials		960,720
Information Technology - 25.4%
Internet Software & Services - 7.2%
Alphabet, Inc. Class A1,3	1,665	1,621,244
Facebook, Inc. Class A1	12,485	2,133,312
		3,754,556
IT Services - 3.0%
MasterCard, Inc. Class A	4,939	697,387
Visa, Inc. Class A	8,294	872,860
		1,570,247
Semiconductors - 8.0%
NVIDIA Corp.	16,635	2,973,839
QUALCOMM, Inc.	22,475	1,165,104
		4,138,943
Software - 4.4%
Microsoft Corp.[3]	30,798	2,294,143
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.[3]	9,448	1,456,126
Total Information Technology		13,214,015
Materials - 5.1%
Chemicals - 1.0%
DowDuPont, Inc.	7,166	496,102
Metals & Mining - 4.1%
Royal Gold, Inc.	24,971	2,148,505
Total Materials		2,644,607
Telecommunication Services - 1.7%
Wireless Telecommunication Services - 1.7%
T-Mobile US, Inc.[1]	14,172	873,845
Total Telecommunication Services		873,845
Utilities - 1.2%
Multi-Utilities - 1.2%
Dominion Resources, Inc.	8,000	615,440
Total Utilities		615,440
Total Common Stocks - 81.6% (Cost $27,698,022)		42,448,691
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	8	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Principal Amount	Value
Corporate Bonds - 5.8%
Energy - 5.8%
Oil, Gas & Consumable Fuels - 5.8%
California Resources Corp., 8.00%, 12/15/22[4]	$4,616,000	$ 3,000,400
Total Corporate Bonds - 5.8% (Cost $2,715,794)		3,000,400
	Number of Contracts
Call Options Purchased - 4.7%
Alnylam Pharmaceuticals, Inc. Expiring January 18, 2019 at $165.00 (Notional Amount $2,349,800)	200	216,000
Apple, Inc.
Expiring January 18, 2019 at $180.00 (Notional Amount $1,541,200)	100	87,700
Expiring January 18, 2019 at $200.00 (Notional Amount $1,541,200)	100	49,200
Expiring January 17, 2020 at $200.00 (Notional Amount $7,706,000)	500	512,500
Best Buy Co., Inc.
Expiring January 18, 2019 at $70.00 (Notional Amount $569,600)	100	44,000
Expiring January 18, 2019 at $90.00 (Notional Amount $2,848,000)	500	67,500
Costco Wholesale Corp.
Expiring January 18, 2019 at $160.00 (Notional Amount $1,725,045)	105	181,125
Expiring January 18, 2019 at $180.00 (Notional Amount $1,725,045)	105	88,200
Dominion Energy, Inc.
Expiring January 18, 2019 at $80.00 (Notional Amount $2,461,760)	320	99,200
Expiring January 18, 2019 at $85.00 (Notional Amount $2,461,760)	320	46,400
Expiring January 18, 2019 at $90.00 (Notional Amount $6,154,400)	800	56,000
	Number of Contracts	Value
NIKE, Inc. Expiring January 17, 2020 at $55.00 (Notional Amount $1,083,665)	209	$ 124,355
NVIDIA Corp.
Expiring January 18, 2019 at $200.00 (Notional Amount $1,787,700)	100	253,300
Expiring January 18, 2019 at $250.00 (Notional Amount $893,850)	50	63,250
Expiring January 19, 2018 at $200.00 (Notional Amount $1,787,700)	100	81,600
Royal Gold, Inc.
Expiring January 18, 2019 at $100.00 (Notional Amount $1,290,600)	150	105,000
Expiring January 18, 2019 at $120.00 (Notional Amount $3,441,600)	400	118,000
Expiring January 19, 2018 at $100.00 (Notional Amount $4,302,000)	500	50,500
SPDR Gold Shares
Expiring January 19, 2018 at $155.00 (Notional Amount $24,316,000)	2,000	10,000
Expiring December 29, 2017 at $135.00 (Notional Amount $6,079,000)	500	15,500
Expiring December 29, 2017 at $150.00 (Notional Amount $48,632,000)	4,000	20,000
Expiring June 15, 2018 at $150.00 (Notional Amount $24,316,000)	2,000	106,000
Starbucks Corp. Expiring January 18, 2019 at $70.00 (Notional Amount $5,371,000)	1,000	71,000
Twitter, Inc. Expiring January 19, 2018 at $30.00 (Notional Amount $421,750)	250	250
Total Call Options Purchased - 4.7% (Cost $2,476,891)		2,466,580
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	9	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Number of Contracts	Value
Put Options Purchased - 2.4%
Amazon.com, Inc. Expiring January 19, 2018 at $800.00 (Notional Amount $9,613,500)	100	$ 69,500
Equifax, Inc. Expiring April 20, 2018 at $100.00 (Notional Amount $1,059,900)	100	91,000
Facebook, Inc. Expiring October 20, 2017 at $150.00 (Notional Amount $1,708,700)	100	1,300
Netflix, Inc.
Expiring December 15, 2017 at $120.00 (Notional Amount $9,067,500)	500	18,000
Expiring January 19, 2018 at $100.00 (Notional Amount $1,813,500)	100	4,000
Expiring January 19, 2018 at $150.00 (Notional Amount $1,813,500)	100	37,000
Expiring March 16, 2018 at $150.00 (Notional Amount $1,813,500)	100	54,300
NIKE, Inc. Expiring January 19, 2018 at $50.00 (Notional Amount $1,296,250)	250	39,500
Procter & Gamble Co. (The)
Expiring October 27, 2017 at $87.00 (Notional Amount $9,098,000)	1,000	23,000
Expiring January 18, 2019 at $80.00 (Notional Amount $1,819,600)	200	56,600
Expiring January 18, 2019 at $85.00 (Notional Amount $1,819,600)	200	89,000
Expiring January 18, 2019 at $90.00 (Notional Amount $1,819,600)	200	124,000
Tesla, Inc.
Expiring January 19, 2018 at $320.00 (Notional Amount $1,705,500)	50	100,750
Expiring January 19, 2018 at $300.00 (Notional Amount $1,705,500)	50	69,000
	Number of Contracts	Value
Expiring March 16, 2018 at $350.00 (Notional Amount $1,705,500)	50	$ 207,000
Wal-Mart Stores, Inc.
Expiring November 17, 2017 at $75.00 (Notional Amount $3,907,000)	500	50,000
Expiring January 19, 2018 at $70.00 (Notional Amount $3,516,300)	450	27,900
Expiring January 18, 2019 at $60.00 (Notional Amount $7,814,000)	1,000	153,000
Walt Disney Co. (The) Expiring January 19, 2018 at $85.00 (Notional Amount $4,928,500)	500	25,500
Total Put Options Purchased - 2.4% (Cost $1,419,464)		1,240,350
	Shares/ Principal Amount
Short-Term Investments - 9.1%5
Money Market Funds - 1.4%
BlackRock Liquidity Funds FedFund Portfolio, 0.93%	171,000	171,000
Federated Treasury Obligations Fund, 0.92%	100,000	100,000
Fidelity Money Market Funds, Government Portfolio,Institutional Class, 0.95%	119,000	119,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.93%	131,000	131,000
JPMorgan Money Market Funds, Government Portfolio, 0.90%	109,000	109,000
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.90%	110,000	110,000
Total Money Market Funds		740,000

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	10	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 7.7%
BNP Paribas S.A., dated 9/29/17, due 10/2/17, 1.06%, total to be received $695,023 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 11/1/18 - 8/20/67, totaling $708,861)	$ 694,962	$ 694,962
Daiwa Capital Markets America, Inc., dated 9/29/17, due 10/2/17, 1.07%, total to be received $1,107,019 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/12/17 - 12/1/51, totaling $1,129,059)	1,106,920	1,106,920
Nomura Securities International, Inc., dated 9/29/17, due 10/2/17, 1.08%, total to be received $1,107,020 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 11/15/17 - 8/20/67, totaling $1,129,059)	1,106,920	1,106,920
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 9/29/17, due 10/2/17, 1.05%, total to be received $1,107,017 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.13% - 7.00%, 2/8/18 - 8/20/47, totaling $1,129,058)	$ 1,106,920	$ 1,106,920
Total Repurchase Agreements		4,015,722
Total Short-Term Investments - 9.1% (Cost $4,755,722)		4,755,722
Total Investments - 103.6% (Cost $39,065,893)		53,911,743
Liabilities in Excess of Other Assets - (3.6)%		(1,861,040)
Net Assets - 100.0%		$52,050,703
	Shares
Securities Sold Short - (9.3)%
Consumer Discretionary - (6.0)%
Household Products - (1.7)%
Procter & Gamble Co. (The)	(10,000)	(909,800)
Textiles, Apparel & Luxury Goods - (2.0)%
Deckers Outdoor Corp.[1]	(15,000)	(1,026,150)
Internet & Direct Marketing Retail - (2.3)%
Netflix, Inc.[1]	(6,500)	(1,178,775)
Total Consumer Discretionary		(3,114,725)
Consumer Staples - (1.3)%
Food & Staples Retailing - (1.3)%
Wal-Mart Stores, Inc.	(8,800)	(687,632)
Total Consumer Staples		(687,632)
Information Technology - (2.0)%
Internet Software & Services - (2.0)%
GrubHub, Inc.[1]	(20,000)	(1,053,200)
Total Information Technology		(1,053,200)
Total Securities - (9.3%) (Proceeds $(4,165,623))		$ (4,855,557)

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	11	www.meridianfund.com

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Number of Contracts	Value
Put Option Written - (0.0)%
Netflix, Inc. Expiring January 19, 2018 at $65.00 (Notional Amount $1,813,500)	(100)	$(600)
Total Put Option Written - (0.0)% (Premium received $(13,319))		$(600)
[1]	Non-income producing securities
[2]	All or portion of this security is on loan at September 30, 2017. Total value of such securities at period-end amounts to $6,999,305 and represents 13.45% of net assets.
[3]	Securities, or a portion thereof, were pledged as collateral for securities sold short by the Fund.
[4]	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	12	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2017 (Unaudited)
	Shares	Value
Common Stocks - 87.1%
Consumer Discretionary - 12.0%
Diversified Consumer Services - 1.2%
Grand Canyon Education, Inc.[1]	158,944	$ 14,435,294
Hotels, Restaurants & Leisure - 0.7%
Playa Hotels & Resorts, N.V.[1]	794,615	8,287,834
Household Durables - 0.5%
Helen of Troy Ltd.[1]	56,637	5,488,125
Leisure Products - 1.2%
Malibu Boats, Inc. Class A1	430,509	13,621,305
Media - 0.6%
National CineMedia, Inc.	1,002,562	6,997,883
Specialty Retail - 4.0%
Boot Barn Holdings, Inc. [1,2]	285,989	2,545,302
Hibbett Sports, Inc.[1,2]	182,569	2,601,608
Monro Muffler Brake, Inc.[2]	255,081	14,297,290
Sally Beauty Holdings, Inc.[1]	1,368,072	26,786,850
		46,231,050
Textiles, Apparel & Luxury Goods - 3.8%
Carter's, Inc.	247,365	24,427,294
Wolverine World Wide, Inc.	708,001	20,425,829
		44,853,123
Total Consumer Discretionary		139,914,614
Consumer Staples - 0.6%
Food & Staples Retailing - 0.6%
Casey's General Stores, Inc.[2]	63,712	6,973,278
Total Consumer Staples		6,973,278
Energy - 1.1%
Energy Equipment & Services - 0.3%
RigNet, Inc.[1]	206,009	3,543,355
Oil, Gas & Consumable Fuels - 0.8%
Evolution Petroleum Corp.	1,330,481	9,579,463
Total Energy		13,122,818
Financials - 5.2%
Capital Markets - 4.7%
Avista Healthcare Public Acquisition Corp.[1]	810,889	8,384,592
Financial Engines, Inc.[2]	341,152	11,855,032
PennantPark Investment Corp.	695,217	5,221,080
TPG Pace Energy Holdings Corp.[1]	1,066,813	10,838,820
TPG Pace Holdings Corp.[1]	631,446	6,503,894
WisdomTree Investments, Inc.[2]	1,201,208	12,228,297
		55,031,715
	Shares	Value
Insurance - 0.5%
Trupanion, Inc. [1,2]	220,965	$ 5,835,686
Total Financials		60,867,401
Health Care - 17.7%
Biotechnology - 6.2%
Atara Biotherapeutics, Inc. [1,2]	381,295	6,310,432
Chimerix, Inc. [1,2]	975,001	5,118,755
Clementia Pharmaceuticals, Inc.[1,2]	125,229	2,115,118
DBV Technologies SA ADR (France)[1,2]	121,432	5,153,574
Deciphera Pharmaceuticals, Inc.[1]	118,873	2,257,398
Exact Sciences Corp.[1,2]	276,910	13,047,999
Heron Therapeutics, Inc.[1,2]	324,507	5,240,788
Ignyta, Inc.[1]	569,097	7,028,348
Immunomedics, Inc.[1,2]	798,709	11,165,952
Mersana Therapeutics, Inc.[1]	323,719	5,597,102
Syndax Pharmaceuticals, Inc.[1]	288,122	3,371,027
Xencor, Inc. [1]	253,232	5,804,078
		72,210,571
Health Care Equipment & Supplies - 4.5%
CryoLife, Inc.[1]	374,677	8,505,168
Endologix, Inc.[1,2]	1,274,017	5,682,116
Entellus Medical, Inc.[1,2]	489,317	9,032,792
Insulet Corp.[1,2]	92,441	5,091,650
Merit Medical Systems, Inc.[1]	116,119	4,917,640
Natus Medical Inc.[1,2]	269,781	10,116,787
Nevro Corp. [1,2]	103,949	9,446,885
		52,793,038
Health Care Providers & Services - 0.6%
Healthequity, Inc.[1,2]	131,416	6,647,021
Health Care Technology - 1.7%
Evolent Health, Inc. Class A1,2	416,059	7,405,850
HealthStream, Inc.[1]	233,412	5,454,839
Medidata Solutions, Inc.[1]	93,119	7,268,869
		20,129,558
Life Sciences Tools & Services - 2.0%
Accelerate Diagnostics, Inc. [1,2]	259,324	5,821,824
INC Research Holdings, Inc. Class A1	217,319	11,365,784
Pacific Biosciences of California, Inc.[1,2]	1,173,624	6,161,526
		23,349,134
Pharmaceuticals - 2.7%
Kiniksa Pharmaceuticals Ltd. Acquisition Date: 3/8/17, Cost $2,008,733[1,3,4]	790,000	2,008,733
NeuroDerm Ltd. (Israel)[1,2]	217,236	8,450,480
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	13	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares	Value
Prestige Brands Holdings, Inc.[1]	170,172	$ 8,523,916
Revance Therapeutics, Inc.[1,2]	231,635	6,381,544
WaVe Life Sciences Ltd.[1,2]	270,971	5,893,619
		31,258,292
Total Health Care		206,387,614
Industrials - 25.4%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc.[1,2]	366,736	8,313,905
Air Freight & Logistics - 1.4%
Forward Air Corp.	289,035	16,541,473
Commercial Services & Supplies - 10.2%
Clean Harbors, Inc.[1]	191,095	10,835,087
Heritage-Crystal Clean, Inc.[1]	1,204,127	26,189,762
Hudson Technologies, Inc.[1,2]	1,163,652	9,088,122
InnerWorkings, Inc.[1]	1,581,145	17,787,881
Multi-Color Corp.	273,050	22,376,448
Ritchie Bros. Auctioneers, Inc. (Canada)[2]	308,473	9,753,916
SP Plus Corp.[1]	575,145	22,718,227
		118,749,443
Machinery - 5.3%
Graham Corp.	277,594	5,782,283
John Bean Technologies Corp.	92,345	9,336,080
Kennametal, Inc.	395,761	15,964,999
Proto Labs, Inc.[1]	194,994	15,658,018
Tennant Co.[2]	220,545	14,600,079
		61,341,459
Marine - 2.0%
Kirby Corp.[1,2]	351,482	23,180,238
Professional Services - 2.9%
Advisory Board Co. (The)[1]	82,218	4,408,940
TriNet Group, Inc.[1]	674,085	22,662,738
TrueBlue, Inc.[1]	323,026	7,251,934
		34,323,612
Road & Rail - 2.1%
Heartland Express, Inc.	940,181	23,579,739
Roadrunner Transportation Systems, Inc.[1]	139,345	1,327,958
		24,907,697
Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc. Class A	119,439	9,026,005
Total Industrials		296,383,832
Information Technology - 23.7%
Electronic Equipment & Instruments - 1.5%
CTS Corp.	485,022	11,689,030
	Shares	Value
Mesa Laboratories, Inc. [2]	35,773	$ 5,341,625
		17,030,655
Internet Software & Services - 11.5%
2U, Inc.[1,2]	248,821	13,943,929
Actua Corp.[1]	1,117,791	17,102,202
Benefitfocus, Inc.[1,2]	110,259	3,710,215
Carbonite, Inc.[1,2]	740,190	16,284,180
ChannelAdvisor Corp.[1]	624,141	7,177,622
Cimpress, N.V. (Netherlands)[1,2]	123,457	12,056,811
comScore, Inc.[1,2]	293,480	8,437,550
Envestnet, Inc.[1]	233,819	11,924,769
LivePerson, Inc.[1]	752,877	10,201,483
New Relic, Inc. [1]	110,911	5,523,368
Shutterstock, Inc.[1,2]	388,800	12,943,152
XO Group, Inc.[1]	768,899	15,124,243
		134,429,524
IT Services - 1.8%
Euronet Worldwide, Inc.[1]	40,720	3,859,849
Forrester Research, Inc.	154,295	6,457,246
Presidio, Inc.[1,2]	765,018	10,825,004
		21,142,099
Software - 7.5%
American Software, Inc.	22,568	256,373
Barracuda Networks, Inc.[1]	347,232	8,413,431
Blackline, Inc.[1,2]	76,526	2,611,067
Callidus Software, Inc.[1]	522,526	12,880,266
CyberArk Software Ltd.[1,2]	200,868	8,235,588
Descartes Systems Group, Inc. (The) (Canada)[1]	283,538	7,754,764
Everbridge, Inc.[1]	239,593	6,330,047
Exa Corp.[1]	1,088,917	26,330,013
QAD, Inc. Class A	248,019	8,519,453
RealPage, Inc.[1]	153,444	6,122,416
		87,453,418
Technology Hardware, Storage & Peripherals - 1.4%
3D Systems[1,2]	424,335	5,681,845
Stratasys Ltd.[1,2]	441,382	10,204,752
		15,886,597
Total Information Technology		275,942,293
Real Estate - 1.4%
Equity Real Estate Investment Trusts (REITS) - 1.0%
Jernigan Capital, Inc.[2]	259,128	5,325,080
National Storage Affiliates Trust	251,865	6,105,208
		11,430,288

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	14	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares	Value
Real Estate Management & Development - 0.4%
FirstService Corp. (Canada)	80,959	$ 5,327,912
Total Real Estate		16,758,200
Total Common Stocks - 87.1% (Cost $847,492,949)		1,016,350,050
Exchange Traded Funds - 3.0%
iShares Russell 2000 Growth ETF [2]	97,028	17,364,131
iShares Russell 2000 ETF[2]	116,877	17,318,834
Total Exchange Traded Funds - 3.0% (Cost $33,820,249)		34,682,965
	Shares/ Principal Amount
Short-Term Investments - 11.4%5
Money Market Funds - 2.1%
BlackRock Liquidity Funds FedFund Portfolio, 0.93%	5,691,000	5,691,000
Federated Treasury Obligations Fund, 0.92%	2,779,000	2,779,000
Fidelity Money Market Funds, Government Portfolio,Institutional Class, 0.95%	3,308,000	3,308,000
Invesco Short Term Investments, Government & Agency Portfolio, 0.93%	5,775,000	5,775,000
JPMorgan Money Market Funds, Government Portfolio, 0.90%	3,308,000	3,308,000
Morgan Stanley Liquidity Funds, Government Portfolio, Institutional Class, 0.90%	3,974,000	3,974,000
Total Money Market Funds		24,835,000
	Shares/ Principal Amount	Value
Repurchase Agreements - 9.3%
BNP Paribas S.A., dated 9/29/17, due 10/2/17, 1.06%, total to be received $15,485,650 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.00%, 11/1/18 - 8/20/67, totaling $15,793,968)	$ 15,484,282	$ 15,484,282
Daiwa Capital Markets America, Inc., dated 9/29/17, due 10/2/17, 1.07%, total to be received $31,046,511 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 10/12/17 - 12/1/51, totaling $31,664,618)	31,043,743	31,043,743
Nomura Securities International, Inc., dated 9/29/17, due 10/2/17, 1.08%, total to be received $31,046,537 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 9.00%, 11/15/17 - 8/20/67, totaling $31,664,619)	31,043,743	31,043,743

The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	15	www.meridianfund.com

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2017 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities Inc., dated 9/29/17, due 10/2/17, 1.05%, total to be received $31,046,459 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.13% - 7.00%, 2/8/18 - 8/20/47, totaling $31,664,618)	$ 31,043,743	$ 31,043,743
Total Repurchase Agreements		108,615,511
Total Short-Term Investments - 11.4% (Cost $133,450,511)		133,450,511
Total Investments - 101.5% (Cost $1,014,763,709)		1,184,483,526
Liabilities in Excess of Other Assets - (1.5)%		(17,833,803)
Net Assets - 100.0%		$1,166,649,723
ADR—American Depositary Receipt
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
[1]	Non-income producing securities
[2]	All or portion of this security is on loan at September 30, 2017. Total value of such securities at period-end amounts to $198,106,445 and represents 16.98% of net assets.
[3]	Level 3 security. See Note 1 in Notes to Financial Statements.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $2,008,733 and represents 0.17% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.
The accompanying notes are an integral part of the Schedule of Investments.

Meridian Funds	16	www.meridianfund.com

Meridian Fund, Inc.
Notes to Schedules of Investments
For the Period ended September 30, 2017

1.	Organization and Significant Accounting Policies: Meridian Fund, Inc. (the “Meridian Funds” or the “Company”) comprises the following separate series: the Meridian Growth Fund (the “Growth Fund”), the Meridian Contrarian Fund (the “Contrarian Fund”), the Meridian Equity Income Fund (the “Equity Income Fund”), and the Meridian Small Cap Growth Fund (the “Small Cap Growth Fund”) (each a “Fund” and collectively, the “Funds”). The Company is registered as an open-end investment company under the Investment Company Act of 1940 and is organized as a Maryland corporation. Each Fund is classified as a "diversified" management investment company.
The primary investment objectives of the Growth Fund and Contrarian Fund are to seek long-term growth of capital.
The primary investment objective of the Equity Income Fund is to seek long-term growth of capital along with income as a component of total return.
The primary investment objective of the Small Cap Growth Fund is to seek long-term growth of capital by investing primarily in equity securities of small capitalization companies.
A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:
a.	Share Valuation: The net asset value ("NAV") of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding of each Fund. The result is rounded to the nearest cent. Each Funds’ shares will not be priced on the days in which the New York Stock Exchange (NYSE) is closed for trading.
b.	Investment Valuations: Equity securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.
Fixed income (debt) are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.
Investments in open-end U.S. mutual funds are valued at NAV each business day.
The market value of the Fund’s investments in the exchange traded funds is based on the published NAV of each fund computed as of the close of regular trading on the NYSE on days when the NYSE is open.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued based upon other available factors deemed relevant by ArrowMark Colorado Holdings, LLC (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds' Board of Directors (the “Board”). Effective March 31, 2017, Arrowpoint Asset Management, LLC changed its name to ArrowMark Colorado Holdings, LLC. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.
c.	Fair Value Measurements: As described in Note 1.a. above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2017

between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 - quoted prices in active markets for identical securities;
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2017 is as follows:
	Level 1	Level 2	Level 3	Total

Meridian Growth Fund
Common Stocks[1]	$ 1,402,718,387	$ 351,810	$5,764,948	$1,408,835,145
Short-Term Investments	32,874,000	143,981,521	—	176,855,521
Total Investments	$ 1,435,592,387	$144,333,331	$5,764,948	$1,585,690,666
Meridian Contrarian Fund

Common Stocks[1]	$ 580,471,890	—	—	$580,471,890
Put Option Purchased	3,190	—	—	3,190
Short-Term Investments	21,775,000	$90,778,648	—	112,553,648
Total Investments	$ 602,250,080	$90,778,648	—	$693,028,728
Meridian Equity Income Fund
Assets:
Common Stocks[1]	$ 42,448,691	—	—	$42,448,691
Corporate Bonds	—	$3,000,400	—	3,000,400
Call Options Purchased	2,466,580	—	—	2,466,580
Put Options Purchased	1,240,350	—	—	1,240,350
Short-Term Investments	740,000	4,015,722	—	4,755,722
Total Investments - Assets	$ 46,895,621	$7,016,122	—	$53,911,743
Liabilities:
Securities Sold Short	(4,855,557)	—	—	(4,855,557)
Put Option Written	(600)	—	—	(600)
Total Investments - Liabilities	$ (4,856,157)	—	—	$(4,856,157)

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2017

	Level 1	Level 2	Level 3	Total
Meridian Small Cap Growth Fund

Common Stocks[1]	$ 1,014,341,317	—	$ 2,008,733	$ 1,016,350,050
Exchange Traded Funds	34,682,965	—	—	34,682,965
Short-Term Investments	24,835,000	$ 108,615,511	—	133,450,511
Total Investments	$ 1,073,859,282	$ 108,615,511	$ 2,008,733	$ 1,184,483,526
1 See above Schedule of Investments for values in each industry.
The Funds recognize transfers between levels as of the end of the period. During the three-months ended September 30, 2017 there were no reportable transfers between levels.
Reconciliations of Level 3 investments are presented when the Funds had significant amounts of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following tables are reconciliations of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Meridian Growth Fund
	Beginning Balance 07/01/17	Total Purchases	Total Sales	Transfer Out	Ending Balance 9/30/17
Investments in Securities
Common Stocks	$ 5,764,948	$ —	$ —	$ —	$ 5,764,948
Total Level 3	$ 5,764,948	$ —	$ —	$ —	$ 5,764,948

Meridian Small Cap Growth Fund
	Beginning Balance 07/01/17	Total Purchases	Total Sales	Transfer Out	Ending Balance 9/30/17
Investments in Securities
Common Stocks	$ 2,008,733	$ —	$ —	$ —	$ 2,008,733
Total Level 3	$ 2,008,733	$ —	$ —	$ —	$ 2,008,733

2.	Other Investment Transactions
a.	Restricted Securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
b.	Securities Lending: The Funds have entered into an agreement with The Bank of New York Mellon (the “Lending Agent”), dated September 23, 2015, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds or joint repurchase agreements. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash and/or securities as collateral in an amount equal to not less than 102% of the market value of loaned securities. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them.

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2017

The following table summarizes the securities received as collateral for securities lending.
	Collateral Type	Coupon Range	Maturity Date Range	Market Value
Growth Fund	U.S. Government Obligations	0.00% - 5.38%	10/15/17 - 8/15/46	$55,906,886
Contrarian Fund	U.S. Government Obligations	0.00% - 6.50%	10/12/17 - 8/15/46	17,855,257
Equity Income Fund	U.S. Government Obligations	0.00% - 5.38%	10/15/17 - 2/15/46	2,415,706
Small Cap Growth Fund	U.S. Government Obligations	0.00% - 5.38%	10/15/17 - 8/15/46	68,141,383
As of September 30, 2017, the total value of securities on loan for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $228,595,935, $128,041,282, $6,999,305 and $198,106,444, respectively. Securities on loan are footnoted in the Schedules of Investments. The total collateral value for the Growth Fund, Contrarian Fund, Equity Income Fund, and the Small Cap Growth Fund were $199,888,407 $108,633,905, $6,431,428 and $176,756,894, respectively.
c.	Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by the Lending Agent (the “Program”), provided that the value of the underlying collateral, including accrued interest will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of the Lending Agent in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by the Lending Agent.
At September 30, 2017, the market value of repurchase agreements or joint repurchase agreements outstanding for the Meridian Growth Fund, Meridian Contrarian Fund, Meridian Equity Income Fund, and the Meridian Small Cap Growth Fund were $143,981,521, $90,778,648, $4,015,722 and $108,615,511, respectively.
d.	Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

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Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
For the Period ended September 30, 2017

e.	Short Sales: The Funds may enter into short sales. A short sale occurs when a fund sells a security it generally does not own (the security is borrowed), in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. If a Fund shorts a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. A Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from security purchases cannot exceed the total amount invested. The Funds are liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Funds. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

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ITEM 2 — CONTROLS AND PROCEDURES

a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 — EXHIBITS

c)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act (17 CFR 270.30a-2), are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Meridian Fund, Inc.

By:	/s/ David J. Corkins
David J. Corkins
Principal Executive Officer and President

Date:	November 20, 2017

By:	/s/ Derek J. Mullins
Derek J. Mullins
Principal Financial Officer and Treasurer

Date:	November 20, 2017